INCOME TAXES (Details)		12 Months Ended			24 Months Ended
	Jan. 01, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		25.00%	25.00%	25.00%
Interest and penalties | ¥		¥ 0	¥ 0	¥ 0
Accrual of uncertain tax benefits | ¥		¥ 0	¥ 0		¥ 0
Preferential tax rate		7.00%	(53.00%)	(24.00%)
CHINA
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Connecticut
INCOME TAXES
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		7.50%	6.50%
California Franchise Tax Board [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)				35.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent					8.84%
Minimum
INCOME TAXES
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period		¥ 100,000			¥ 100,000	$ 14,476
PRC [Member]
INCOME TAXES
Net operating loss carryforwards						9,195,842
Income Tax Holiday, Description		Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax (" CIT") from first operation year and a 50% CIT reduction for the succeeding three years thereafter.
PRC [Member] | 2021 [Member]
INCOME TAXES
Net operating loss carryforwards						152,025
PRC [Member] | 2022 [Member]
INCOME TAXES
Net operating loss carryforwards						873,056
PRC [Member] | 2023 [Member]
INCOME TAXES
Net operating loss carryforwards						165,754
PRC [Member] | 2024
INCOME TAXES
Net operating loss carryforwards						$ 8,005,007